FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Linkage of Monetary Items) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 10,587	$ 12,990	$ 16,831	$ 5,297
Total assets	76,384	81,391
Current liabilities:
Current maturities of long-term loans	1,542	2,757
Accounts payable and accruals:
Trade	6,966	5,567
Other	84	2
Non-current liabilities
Long-term loans, net of current maturities	8,626	0
Total liabilities	25,543	13,304
Dollar [Member]
Current assets:
Cash and cash equivalents	5,685	7,223
Short term bank deposits	40,495	44,145
Other receivables	0	0
Total assets	46,180	51,368
Current liabilities:
Current maturities of long-term loans	1,542	2,757
Accounts payable and accruals:
Trade	4,359	2,700
Other	487	108
Non-current liabilities
Long-term loans, net of current maturities	8,626	0
Total liabilities	15,014	5,565
Net asset value	31,166	45,803
NIS [Member]
Current assets:
Cash and cash equivalents	4,573	4,699
Short term bank deposits	0	0
Other receivables	721	142
Total assets	5,294	4,841
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	416	442
Other	1,257	1,119
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	1,673	1,561
Net asset value	3,621	3,280
GBP and other [Member]
Current assets:
Cash and cash equivalents	329	1,068
Short term bank deposits	0	0
Other receivables	0	0
Total assets	329	1,068
Current liabilities:
Current maturities of long-term loans	0	0
Accounts payable and accruals:
Trade	2,191	2,425
Other	0
Non-current liabilities
Long-term loans, net of current maturities	0	0
Total liabilities	2,191	2,425
Net asset value	$ (1,862)	$ (1,357)